Bank and Other Borrowings (Details) - MYR (RM)	6 Months Ended
	Jun. 30, 2023	May 31, 2023
Bank and Other Borrowings (Details) [Line Items]
Shares issued (in Shares)		600,000
Loan 1 [Member]
Bank and Other Borrowings (Details) [Line Items]
Principal amount	RM 150,000
Borrowings, interest rate	5.00%
Borrowings, maturity	60 months
Borrowings, periodic payment	RM 3,318
Loan 2 [Member]
Bank and Other Borrowings (Details) [Line Items]
Principal amount	RM 200,000
Borrowings, interest rate	3.50%
Borrowings, maturity	60 months
Borrowings, periodic payment	RM 3,639
Loan 3 [Member]
Bank and Other Borrowings (Details) [Line Items]
Principal amount	RM 300,000
Borrowings, interest rate	3.50%
Borrowings, maturity	60 months
Borrowings, periodic payment	RM 6,136
Sun Life Malaysia Assurance Berhad [Member]
Bank and Other Borrowings (Details) [Line Items]
Term insurance policy	RM 150,000
Credit Guarantee Corporation [Member]
Bank and Other Borrowings (Details) [Line Items]
Borrowings, threshold limit	70.00%
Redeemable Preference Shares [Member]
Bank and Other Borrowings (Details) [Line Items]
Face value of preference shares issued	RM 600,000
Shares issued (in Shares)	600,000
Price per shares (in Ringgits per share)	RM 1
Shares redeemable at fair value	RM 600,000